REVENUE	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
REVENUE

NOTE 7. REVENUE

The Company’s primary revenue-generating activity involves sales of high-powered lasers and related installation services. The Company has sales to customers throughout the U.S., Europe, and Asia. All sales are settled in U.S. dollars.

The following table presents revenue from contracts with customers disaggregated by geography:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
United States	$—	$—	$—	$15,000
Asia	—	7,566	—	9,112
Europe	—	41,712	—	118,715
Total	$—	$49,278	$—	$142,827

The following table presents revenue from contracts with customers disaggregated by the timing of revenue recognition:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Revenue recognized at a point in time	$—	$45,278	$—	$123,827
Revenue recognized over time	—	4,000	—	19,000
Total	$—	$49,278	$—	$142,827

Contract liabilities consist of customer deposits that are applied to invoices as the performance obligation is performed. Accounts receivable and contract liabilities were as follows on the dates presented:

	Accounts Receivable	Contract Liabilities
January 1, 2024	$482,279	$30,400
December 31, 2024	$—	$24,000
June 30, 2025	$—	$24,000

During the three months ended June 30, 2025 and 2024, the Company recognized nil and $7,000 of revenue, respectively, that was included in the contract liabilities balance at the beginning of the reporting period. During the six months ended June 30, 2025 and 2024, the Company recognized nil and $30,400 of revenue, respectively, that was included in the contract liabilities balance at the beginning of the reporting period.

NOTE 7. REVENUE

The Company’s primary revenue-generating activity involves sales of high-powered lasers and related installation services. The Company has sales to customers throughout the U.S., Europe, and Asia. All sales are settled in U.S. dollars.

The following table presents revenue from contracts with customers disaggregated by geography:

	Year ended December 31,
	2024	2023
United States	$24,300	$1,760,350
Asia	9,112	117,835
Europe	118,715	207,347
Total	$152,127	$2,085,532

The following table presents revenue from contracts with customers disaggregated by the timing of revenue recognition:

	Year ended December 31,
	2024	2023
Revenue recognized at a point in time	$152,127	$2,080,532
Revenue recognized over time	—	5,000
Total	$152,127	$2,085,532

Contract liabilities consist of customer deposits that are applied to invoices as the performance obligation is performed. Accounts receivable and contract liabilities as of December 31, 2024 and 2023 were as follows:

	Accounts Receivable	Contract Liabilities
January 1, 2023	$327,200	$178,750
December 31, 2023	482,279	30,400
December 31, 2024	—	24,000

During the years ended December 31, 2024 and 2023, the Company recognized $30,400 and $32,500 of revenue that was included in the contract liabilities balance at the beginning of the reporting period, respectively.